Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
11.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and 2025:

Names of related parties (in English)	Relationship
Xiamen Yinshan Longchang Investment Partnership (Limited Partnership)	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan)	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service	Shareholder of the Company
Zhang Andong	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership)	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., LTD	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD	Share key management team
Zhang Hongwei	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd.	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd.	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co.	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership)	Shareholder of the Company
Xiamen Zhanghui investment co., LTD	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd.	Shareholder of the Company
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	Shareholder of Fujian Meilishuo International Travel Agency Co., Ltd.

The following table sets forth the major related parties and the Group’s transactions with them for the years ended December 31, 2023, 2024 and 2025:

(a) Collections from related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Xueyoubang Network Technology Co.	-	7,519	63,007
Fujian Qiushi Intelligent Co., LTD	80,160	30,005	31,662
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	-	-	5,452
Xiamen Qiushi Intelligent Network Technology Co., LTD	83	231	4,273
Fujian Henduoka Network Technology Co., Ltd.	5,468	-	1,194
Bengbu Yigong Digital Technology Co., Ltd.	-	1,453	330
Cheng’s Investment Group Co., LTD. (Hainan)	5,800	5,000	-
Xiamen Yingshan Longchang Investment Partnership (L.P.)	3	-	-
Total	91,514	44,208	105,918

(b) Loans from related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Qiushi Intelligent Network Technology Co., LTD	1,450	-	1,100
Xiamen Xueyoubang Network Technology Co.	4,000	-	600
Fujian Qiushi Intelligent Co., LTD	8,480	-	47
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	61	25	-
Zhang Andong	-	64	-
Xiamen Dongling Weiye Investment Partnership (L.P.)	8,400	-	-
Xiamen Qiushi Intelligent Software Co., Ltd.	500	-	-
Total	22,891	89	1,747

(c) Repayment of loans to related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Qiushi Intelligent Network Technology Co., LTD	1,620	1,975	1,100
Xiamen Xueyoubang Network Technology Co.	4,000	-	600
Xiamen Qiushi Intelligent Network Equipment Co., LTD	-	33	84
Zhang Andong	-	-	64
Fujian Qiushi Intelligent Co., Ltd.	8,480	-	-
Xiamen Qiushi Intelligent Software Co., Ltd.	500	-	-
Xiamen Dongling Weiye Investment Partnership (L.P.)	8,400	-	-
Liu Jun	27	-	-
Total	23,027	2,008	1,848

(d) Loans to related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Xueyoubang Network Technology Co.	6,240	6,718	72,966
Fujian Qiushi Intelligent Co., LTD	95,305	30,613	36,829
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	-	-	8,756
Xiamen Qiushi Intelligent Network Technology Co., LTD	314	2,777	2,938
Bengbu Yigong Digital Technology Co., Ltd.	-	2,024	761
Chengshi Investment Group Co., Ltd. (Hainan)	10,800	-	-
Fujian Henduoka Network Technology Co., Ltd.	3,870	-	-
Total	116,529	42,132	122,250

(e) Purchases from related Parties

Equipment Purchases and Maintenance Services

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Qiushi Intelligent Network Technology Co., LTD	3,049	374	2,359
Total	3,049	374	2,359

Subcontracting Costs

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Xueyoubang Network Technology Co., Ltd.	28,200	-	-
Total	28,200	-	-

Service Fees Paid to Related Parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	-	-	28,459
Fujian Henduoka Network Technology Co., Ltd.	256	32	-
Bengbu Yigong Digital Technology Co., Ltd.	-	926	-
Total	256	958	28,459

(f) Rent, utilities and cleaning fees

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Qiushi Intelligent Network Equipment Co., LTD	743	825	345
Total	743	825	345

(g) Share Transfer

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Zhanghui investment co., LTD	-	(4,588)	(4,558)
Total	-	(4,588)	(4,558)

Please refer to Note 9 (2) for more details.

(h) Payment on Behalf for Equity Transfer

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party
Xiamen Zhanghui investment co., LTD	-	12,865	1,407
Total	-	12,865	1,407

Please refer to Note 9 (2) for more details.

(i) Related party balances

Accounts payable- a related party

		As of December 31,
		2024	2025
		RMB	RMB
Related Party	Nature
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Purchase of goods and services	(1,089)	(3,899)
Accounts payable- a related party		(1,089)	(3,899)

Due from related parties

		As of December 31,
		2024	2025
		RMB	RMB
Related Party	Nature
Fujian Qiushi Intelligent Co., Ltd.	Loan to related parties	15,752	20,921
Xiamen Xueyoubang Network Technology Co., Ltd.	Loan to related parties	5,438	15,396
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	Loan to related parties	-	5,029
Bengbu Yigong Digital Technology Co., Ltd.	Loan to related parties	571	1,003
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Loan to related parties	2,777	700
Fujian Henduoka Network Technology Co., Ltd.	Loan to related parties	1,194	-
Xiamen Zhanghui investment co., LTD	Share Transfer	3,152	2,127
Bengbu Yigong Digital Technology Co., Ltd.	Service and commodity purchase from related parties	445	445
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Service and commodity purchase from related parties	-	2,701
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	Service and commodity purchase from related parties	-	1,392
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	Service and commodity purchase from related parties	129	-
Fujian Henduoka Network Technology Co., Ltd.	Fee collection on behalf of the Company	505	-
Total due from related parties		29,963	49,714

Due to related parties

		As of December 31,
		2024	2025
		RMB	RMB
Related Party	Nature
Zhang Andong	Loan from related parties	(64)	-
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Loan from related parties	(84)	-
Zhang Andong	Expenses paid on behalf of the Company	-	(92)
Fujian Qiushi Intelligent Co., LTD	Loan from related parties	-	(47)
Fujian Qiushi Intelligent Co., LTD	Expenses paid on behalf of the Company	(1)	-
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd.	Service and commodity purchase from related parties	-	(457)
Tianjiu Shared Intelligent Enterprise Service	Service and commodity purchase from related parties	(48)	-
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Service and commodity purchase from related parties	-	(6)
Fujian Henduoka Network Technology Co., Ltd.	Service and commodity purchase from related parties	(32)	-
Total due to related parties		(229)	(602)

The amounts due to related parties in the table above are unsecured interest-free and repayable on demand.

(b)	Guarantee

On August 3, 2022, Zhang Andong, Zhang Hongling, Xiamen Lianzhang Media Co.,Ltd and Xiamen Lianzhanghui Intelligent Technology Co.,Ltd. provided joint guarantees for the loans and borrowings of Fujian Qiushi Intelligent from July 25, 2022 to July 25, 2025. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB5,000 provided by the creditor to the debtor (the maximum amount including interest, liquidated damages, compensation and other amounts of the creditor’s rights is RMB7,500).

On August 15, 2022, Fujian Qiushi Intelligent withdrew RMB 5,000 from the line of credit, which was fully repaid. On September 5, 2023, Fujian Qiushi Intelligent borrowed RMB5,000 from Xiamen Bank, within one-year term maturing on September 5, 2024. On September 2, 2024, Fujian Qiushi Intelligent extended the loan again and repaid RMB500, resulting in an outstanding loan balance of RMB4,500 with a new maturity date of July 25, 2025. Repayments of RMB200, RMB150, RMB150 and RMB4,000 were made on December 2, 2024, March 2, 2025, June 2, 2025 and July 24, 2025, respectively. As of December 31, 2025, the loan was fully settled thereafter.

On November 2, 2022, Zhang Andong, Xiamen Qiushi Intelligent Network Equipment Co., LTD, and Xiamen Lianzhanghui Intelligent Technology Co.,Ltd. provided joint guarantees for the loans and borrowings of Fujian Qiushi Intelligent from November 4, 2022 to November 4, 2025. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB10,000 provided by the creditor to the debtor.

Fujian Qiushi drew RMB10,000 from international Bank under this facility in 2023 and repayments were made as follows: RMB500 on June 6, 2024; RMB500 on September 6, 2024; and RMB9,000 on October 31, 2024. On October 31, 2024, Fujian Qiushi Intelligence renewed its borrowing from the international bank with a new loan of RMB8,500, valid until March 6, 2025. During the year ended December 31, 2025, Fujian Qiushi Intelligent repaid RMB500 and RMB8,000 to International Bank on February 1, 2025, and March 6, 2025, respectively. On March 6 and March 7, 2025, Fujian Qiushi Intelligence obtained two new loans of RMB4,000 each from International Bank again. Repayments of RMB500, RMB500, RMB500, RMB500 and RMB6,000 were made on June 6, 2025, June 7, 2025, September 6, 2025, September 7, 2025 and November 3,2025, respectively. As of December 31, 2025, the loan was fully settled.

On July 18, 2025, Lianzhang Media Co.,Ltd and Xiamen Lianzhang Media Co.,Ltd provided guarantee for the loans and borrowings of Fujian Qiushi Intelligent from July 18, 2025 to July 18, 2035. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB15,600 provided by the creditor to the debtor. On August 29, 2025, Fujian Qiushi drew RMB7,800 from Xiamen Bank under this facility and the maturity date is August 29, 2026.